Other Balance Sheet Information - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued vacation		$ 4,693	$ 3,990
Other		4,815	6,837
Accrued compensation		9,508	10,827		$ 9,516
Accrued interest		0	14,540
Warranty accrual ( Note 1)		8,868	8,864
Contract loss accrual (Note 5)		17,240	0
Environmental settlement accrual (Note 9)		2,950	0		2,950
Lease liability (Note 10)		3,581	0
Other		25,347	18,746
Accrued expenses and other current liabilities		57,986	42,150		56,508
Warranty accrual (Note 1)		33,388	38,814
Legal settlement liability		7,834	9,658
Contract With Customer, Contract Loss Accrual, Non-Current		3,422	0
Accrual For Environmental Settlement, Non-Current		2,000	0		2,000
Other		3,893	8,372
Other liabilities		50,537	56,844		$ 42,344
Litigation settlement, payment made to third party	$ 32,000
Periodic payment term	10 years
Litigation settlement, payments made		6,000	$ 2,000	$ 2,000
Litigation settlement, amount due		$ 7,800